Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (29,216)	$ 1,313	$ (16,607)
Other comprehensive income / (loss):
Foreign currency translation gain/(loss)	(8)	86	32
Total comprehensive (loss)/income	(29,224)	1,399	(16,575)
Total comprehensive (loss)/income attributable to:
Stockholders of Navigator Holdings Ltd:	(30,972)	(357)	(16,674)
Non-controlling interests:	1,748	1,756	99
Total comprehensive (loss)/income	$ (29,224)	$ 1,399	$ (16,575)